Share-based payments	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments	Share-based payments
Detail of share-based payments

The Company has granted stock options (OSA), founders’ warrants (BSPCE), warrants (BSA), and free shares (AGA) to corporate officers, employees, members of the Executive and Supervisory Board and consultants of the Group. In certain cases, exercise of the stock options, founders’ warrants and warrants is subject to performance conditions. The Company has no legal or contractual obligation to pay the options in cash.

The number of stock options, founders’ warrants, warrants and free shares outstanding on June 30, 2025 and their main characteristics, are detailed below:

Founders’ warrants outstanding as of June 30, 2025

	BSPCE 2015-1	BSPCE 2015-3	BSPCE 2016 O	BSPCE 2016 P	BSPCE 2017 O	BSCPE 2017
Date of the shareholders' meeting	18-Jun-14	18-Jun-14	25-Jun-15	25-Jun-15	23-Jun-16	23-Jun-16
Date of grant by the Executive Board	10-Feb-15	10-Jun-15	2-Feb-16	2-Feb-16	7-Jan-17	7-Jan-17
Total number of BSPCEs authorized	450,000	450,000	450,000	450,000	450,000	450,000
Total number of BSPCEs granted	71,650	53,050	126,400	129,250	117,650	80,000
Total number of shares to which the BSPCE were likely to give right on the date of their grant	71,650	53,050	126,400	129,250	117,650	80,000
the number of which that may be subscribed by corporate officers:	24,000	—	23,500	23,500	26,400	32,000
the number that can be subscribed by Laurent LEVY	24,000	—	23,500	23,500	26,400	32,000
Number of beneficiaries who are not corporate officers	13	42	43	50	42	3
Starting date for the exercise of the BSPCE	02/10/2016	06/10/2016	02/02/2017	02/02/2016	01/07/2017	01/07/2017
BSPCE expiry date	02/10/2025	06/10/2025	02/02/2026	02/02/2026	01/07/2027	01/07/2027
BSPCE exercise price	€18.57	€20.28	€14.46	€14.46	€15.93	€15.93
Number of shares subscribed as of June 30, 2025	—	—	333	—	—	—
Total number of BSPCEs lapsed or cancelled as of June 30, 2025	71,650	53,050	29,250	31,150	20,600	—
Total number of BSPCEs outstanding as of June 30, 2025	—	—	96,817	98,100	97,050	80,000
Total number of shares available for subscription as of June 30, 2025	—	—	96,817	98,100	97,050	80,000
Maximum total number of shares that may be subscribed for upon exercise of all outstanding BSPCEs (assuming that all the conditions for the exercise of the related BSPCEs are met)	—	—	96,817	98,100	97,050	80,000
Warrants outstanding as of June 30, 2025

	BSA 2015-1	BSA 2015-2 (a)	BSA 2018-2	BSA 2019-1	BSA 2020	BSA 2021 (a)
Date of the shareholders’ meeting	18-Jun-14	18-Jun-14	23-May-18	23-May-18	11-Apr-19	30-Nov-20
Date of grant by the Executive Board	10-Feb-15	25-Jun-15	27-Jul-18	29-Mar-19	17-Mar-20	20-Apr-21
Maximum number of BSAs authorized	100,000	100,000	140,000	140,000	500,000	650,000
Total number of BSAs granted	26,000	64,000	5,820	18,000	18,000	48,103
Number of shares to which the BSA were likely to give right on the date of their grant	26,000	64,000	5,820	18,000	18,000	48,103
including the total number of shares that may subscribed by the corporate officers of the Company	15,000	—	—	12,700	14,024	—
Relevant officers:
Anne-Marie GRAFFIN	5,000	—	—	2,900	3,843	—
Enno SPILLNER	3,000	—	—	4,000	3,829	—
Alain HERRERA	5,000	—	—	2,900	3,195	—
Gary PHILLIPS	—	—	—	—	—	—
Number of beneficiaries who are not corporate officers	2	1	1	1	1	1
Starting date for the exercise of the BSA	02/10/2015	06/25/2015	07/27/18	03/29/19	03/17/20	04/20/21
BSA expiry date (6)	02/10/2025	06/25/2025	07/27/28	03/29/29	03/17/30	04/20/31
BSA issue price	€4.87	€5.00	€2.36	€1.15	€0.29	€2.95
Exercise price per BSA	€17.67	€19.54	€16.10	€11.66	€6.59	€13.47
Number of shares subscribed as of June 30, 2025	—	—	—	—	—	—
Total number of forfeited or cancelled BSAs as of June 30, 2025	26,000	64,000	—	—	—	33,672
Total number of BSAs outstanding as of June 30, 2025	—	—	5,820	18,000	18,000	14,431
Total number of shares available for subscription as of June 30, 2025 (considering the conditions of exercise of the BSAs)	—	—	—	—	—	—
Maximum total number of shares that may be subscribed for upon exercise of all outstanding BSAs (assuming that all the conditions for the exercise of said BSAs are met)	—	—	5,820	18,000	18,000	14,431

Stock options outstanding as of June 30, 2025

	OSA 2016-1 P	OSA 2016-2	OSA 2017 O	OSA 2018	OSA 2019-1	OSA 2019 LLY	OSA 2020	OSA 2021-04 O
Date of the shareholders’ meeting	25-Jun-15	23-Jun-16	23-Jun-16	14-Jun-17	23-May-18	11-Apr-19	11-Apr-19	30-Nov-20
Date of grant by the Executive Board	02-Feb-16	03-Nov-16	07-Jan-17	6-Mar-18	29-Mar-19	24-Oct-19	11-Mar-20	20-Apr-21
Total number of OSAs authorized	450,000	450,000	450,000	526,800	648,000	500,000	500,000	850,000
Total number of OSAs granted	6,400	4,000	3,500	62,000	37,500	500,000	407,972	143,200
Total number of shares to which the OSAs were likely to give right on the date of their grant	6,400	4,000	3,500	62,000	37,500	500,000	407,972	143,200
including the number that may be subscribed or purchased by corporate officers:	—	—	—	—	—	500,000	180,000	—
the number that can be subscribed by Laurent LEVY	—	—	—	—	—	500,000	120,000	—
the number that can be subscribed by Anne-Juliette HERMANT	—	—	—	—	—	—	60,000	—
the number that can be subscribed by Bart VAN RHIJN	—	—	—	—	—	—	—	—
the number that can be subscribed by Louis KAYITALIRE	—	—	—	—	—	—	—	—
Number of beneficiaries who are not corporate officers	2	1	2	5	12	—	104	13
Starting date for the exercise of the OSA	02/02/2017	11/03/2017	01/08/2018	03/07/2019	03/30/2021	10/24/2019	03/11/2021	04/20/22
OSA expiry date	02/02/2026	11/03/2026	01/07/2027	03/06/2028	03/29/2029	10/24/2029	03/11/2030	04/20/31
Exercise price per OSA	€13.05	€14.26	€14.97	€12.87	€11.08	€6.41	€6.25	€13.74
Number of shares subscribed as of June 30, 2025	—	—	—	—	—	—	—	—
Total number of lapsed or cancelled OSAs as of June 30, 2025	6,000	—	3,000	12,000	12,750	—	47,265	104,668
Total number of OSAs outstanding as of June 30, 2025	400	4,000	500	50,000	24,750	500,000	360,707	38,532
Maximum number of shares available for subscription as of June 30, 2025 (given the vesting conditions of the OSAs)	400	4,000	500	50,000	24,750	—	360,707	38,532
Maximum total number of shares that may be subscribed for upon exercise of all outstanding OSAs (assuming that all the conditions for the exercise of said OSAs are met)	400	4,000	500	50,000	24,750	500,000	360,707	38,532

	OSA 2021-04 P	OSA 2021-06 P	OSA 2021-06 O	OSA 2022-06 P	OSA 2022-06 O	OSA 2023-01 O	OSA 2024-01 O	OSA 2025-01 O	OSA 2025-02 O
Date of the shareholders’ meeting	30-Nov-20	30-Nov-20	28-Apr-21	30-Nov-20	28-Apr-21	20-jun-2023	20-Jul-23	28-May-2024	28-May-2024
Date of grant by the Executive Board	20-Apr-21	21-Jun-21	21-Jun-21	22-Jun-22	22-Jun-22	20-Jul-23	23-May-24	18-Feb-25	16-May-25
Total number of OSAs authorized	1,000,000	1,000,000	850,000	1,000,000	850,000	1,700,000	1,700,000	1,700,000	1,700,000
Total number of OSAs granted	428,000	60,000	60,000	170,400	410,500	338,860	1,224,780	8,000	1,241,005
Total number of shares to which the OSAs were likely to give right on the date of their grant	428,000	60,000	60,000	170,400	410,500	338,860	1,224,780	8,000	1,241,005
including the number that may be subscribed or purchased by corporate officers:	240,000	60,000	60,000	—	245,000	298,860	930,000	—	945,000
the number that can be subscribed by Laurent LEVY	180,000	—	—	—	150,000	200,116	500,000	—	505,000
the number that can be subscribed by Anne-Juliette HERMANT	60,000	—	—	—	35,000	33,354	90,000	—	100,000
the number that can be subscribed by Bart VAN RHIJN	—	60,000	60,000	—	60,000	65,390	180,000	—	190,000
the number that can be subscribed by Louis KAYITALIRE	—	—	—	—	—	—	160,000	—	150,000
Number of beneficiaries who are not corporate officers	14	—	—	83	49	2	107	2	105
Starting date for the exercise of the OSA	04/20/22	06/21/22	06/21/22	06/22/23	06/22/23	7/20/2023	5/23/2024	2/18/2025	5/16/2025
OSA expiry date	04/20/31	06/21/31	06/21/31	06/22/32	06/22/32	7/20/2033	5/23/2034	2/18/2035	5/16/2035
Exercise price per OSA	€13.74	€12.99	€12.99	€4.16	€4.16	€5.00	€5.81	€3.36	€2.97
Number of shares subscribed as of June 30, 2025	—	—	—	—	—	—	—	—	—
Total number of lapsed or cancelled OSAs as of June 30, 2025	87,400	—	—	46,620	30,500	20,000	5,250	—	1
Total number of OSAs outstanding as of June 30, 2025	340,600	60,000	60,000	123,780	380,000	318,860	1,219,530	8,000	1,241,004
Maximum number of shares available for subscription as of June 30, 2025 (given the vesting conditions of the OSAs)	—	—	60,000	—	380,000	106,288	406,510	—	—
Maximum total number of shares that may be subscribed for upon exercise of all outstanding OSAs (assuming that all the conditions for the exercise of said OSAs are met)	340,600	60,000	60,000	123,780	380,000	318,860	1,219,530	8,000	1,241,004
Free shares outstanding as at June 30, 2025

	AGA 2023 - P1	AGA 2023 - P2
Date of the shareholders’ meeting	27-Jun-23	27-Jun-23
Date of grant by the Executive Board	27-Jun-23	27-Jun-23
Total number of AGAs authorized	1,200,000	1,200,000
Total number of AGAs granted	427,110	439,210
Total number of shares to which the AGAs were likely to give right on the date of their grant	427,110	439,210
including the number that can be subscribed by corporate officers:	298,860	293,470
the number that can be subscribed by Laurent LEVY	200,116	200,116
the number that can be subscribed by Anne-Juliette HERMANT	33,354	33,354
the number that can be subscribed by Bart VAN RHIJN	65,390	65,390
Number of beneficiaries who are not corporate officers	88	87
Date of acquisition (end of the acquisition period)	06/27/25	06/27/25
Number of shares subscribed as of June 30, 2025	392,060	417,760
Total number of AGAs lapsed or cancelled as of June 30, 2025	35,050	21,450
Total number of AGAs outstanding as of June 30, 2025	—	—
Total number of shares that may be subscribed	—	—
Duration of the holding period	1 year	1 year

	BSPCE	BSA	OSA	Total
Total number of shares underlying grants outstanding as of June 30, 2025	371,967	56,251	4,730,663	5,158,881
The measurement methods used to estimate the fair value of stock options and warrants are described below:
•The exercise price is based on the share price at the grant date;
•The risk-free rate was determined based on the average life of the instruments; and
•Volatility was determined based on a sample of listed companies in the biotechnology sector at the grant date and for a period equal to the life of the warrant or option.

The performance conditions for all of the plans were assessed as follows:
•Performance conditions unrelated to the market were analyzed to determine the likely exercise date of the warrants and options and expense was recorded accordingly based on the probability these conditions would be met; and
•Market-related performance conditions were directly included in the calculation of the fair value of the instruments.

As of June 30, 2025, the details of active share-based payment plans with remaining IFRS 2 expense are presented in the tables below, reflecting the assumptions related to the probability that the non-market performance conditions will be and the ongoing accounting impact for the period:

OSA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the first half of 2025 (in thousands of euros)	Expense for the first half of 2024 (in thousands of euros)
OSA 2021-04 O	13.60	13.74	38.9% - 37.8% - 38.3%	5.5 / 6 /6.5	0.38% / 0.33% / 0.28%	0.00%	684	—	(4)
OSA 2021-04 P	13.60	13.74	39.10%	10	0.03%	0.00%	1,816	48	77
OSA 2021-06 O	12.20	12.99	39.2% - 37.9% - 38.1%	5.5 / 6 /6.5	0.35% / 0.30% / 0.26%	0.00%	246		13
OSA 2021-06 P	12.20	12.99	39.10%	10	0.13%	0.00%	212	12	12
OSA 2022-06 P	3.68	4.16	0.4008	10	0.0228	0.00%	71	—	2
OSA 2022-06 O	3.68	4.16	42.06% - 41.21% - 40.65%	5.5 / 6 /6.5	1.83% / 1.87% / 1.90%	0.00%	580	23	57
OSA 2023-01 O	6.75	5.00	45.07% - 44.11% - 43.41%	5.5 / 6 /6.5	2.85% /2.83% / 2.82%	0.00%	1,255	164	357
OSA 2024-01 O	5.19	5.81	53.30% - 51.90% - 50.70%	5.4 / 5.9 / 6.4	3.00% / 3.02% / 3.02%	0.00%	3,107	837	194
OSA 2025-01 O	3.65	3.36	47.18% / 47.43% / 47.57%	5.4 / 5.9 / 6.4	2.83% / 2.91% / 2.98%	0.00%	15	3	—
OSA 2025-02 O	3.74	2.97	47.56% / 47.32% / 47.43%	5.4 / 5.9 / 6.4	2.53% / 2.61% / 2.70%	0.00%	2,523	186	—
Total OSA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	1,273	708

AGA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the first half of 2025 (in thousands of euros)	Expense for the first half of 2024 (in thousands of euros)
AGA 2023 - P1	4.87	0.00	n.a.	n.a.	3% / 3.2%	0.00%	2,071	446	472
AGA 2023 - P2	4.87	0	n.a.	n.a.	3% /3.2%	0.00%	2,130	442	507
Total AGA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	888	1,232

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended June 30, 2025	—	—	1,273	888	2,161

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended June 30, 2024	—	—	708	1,232	1,940